CONTARCTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACTUAL COMMITMENTS
Schedule Of Maturity Analysis Contractual Commitments

Year
2021	1,429,424
2022	1,319,222
2023	1,296,793
2024	540,585
2025	388,329
2026 onwards	873,058
Total	5,847,411